Income taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Income taxes

9. Income taxes

Exascale Labs Inc. is incorporated in the State of Delaware and is subject to income taxes in its primary jurisdictions: U.S. federal income tax, California state corporate income tax and Delaware state corporate income tax. The statutory tax rates applicable to the Company are 21% at the federal level, 8.84% at the California state level and 8.7% at the Delaware state level.

Evana Alpha Pte. Ltd. is incorporated in Singapore and is subject to the statutory corporate income tax rate of 17%.

The current and deferred components of income tax expense reflected in the statements of operations and comprehensive loss were nil for the nine months ended March 31, 2025 and 2026.

The Company’s effective income tax rate was nil for the nine months ended March 31, 2025 and 2026. This was primarily attributable to the recognition of a full valuation allowance against the net deferred tax assets, as the Company has concluded that it is not more likely than not that these assets will be realized in the foreseeable future. Accordingly, no tax benefit has been recognized for the losses incurred during these periods.

The Company had no unrecognized tax benefits as of March 31, 2026. The Company currently files income tax returns in the United States, as well as Delaware and California. All tax years are open for examination. The Company currently has no federal or state tax examinations in progress.

10. Income taxes

The Company was incorporated in the State of Delaware and is subject to income taxes in its primary jurisdictions: U.S. federal income tax and Delaware state corporate income tax. The statutory tax rates applicable to the Company are 21% at the federal level and 8.7% at the Delaware state level.

The current and deferred components of income tax expense reflected in the statements of operations and comprehensive loss were nil for the years ended June 30, 2024 and 2025.

The following table reconciles the statutory rate to the Company’s effective tax rate. The effective tax rate reconciliation is based on the U.S. federal statutory rate of 21% and State income tax rate of 8.7%.

	For the years ended June 30,
	2024	2025
US Statutory income tax rate	21.0%	21.0%
State income tax rate	8.7%	8.7%
Change in fair value of simple agreements for future equity	(18.6)%	(17.9)%
Changes in valuation allowance	(11.1)%	(11.8)%
Effective income tax rate	-	-

The Company’s effective income tax rate was 0% for both years ended June 30, 2024 and 2025. This is primarily attributable to the recognition of a full valuation allowance against the net deferred tax assets, as the Company has concluded that it is not more likely than not that these assets will be realized in the foreseeable future. Accordingly, no tax benefit has been recognized for the losses incurred during these periods.

The principal components of deferred tax assets and deferred tax liabilities were as follows:

	As of June 30,
	2024	2025
Deferred tax assets
Net operating loss carry forward	$748,679	$1,652,998
Total deferred tax assets	748,679	1,652,998
Less: valuation allowance	(748,679)	(1,652,998)
Total deferred tax assets, net	$-	$-

The changes in valuation allowance for the years ended June 30, 2024 and 2025 were as follows:

	For the years ended June 30,
	2024	2025
Balance at the beginning of the year	$(200,468)	$(748,679)
Additions	(548,211)	(904,319)
Balance at the end of the year	$(748,679)	$(1,652,998)

As of June 30, 2024 and 2025, the Company had net operating loss carryforwards (“NOLs”) of $2.5 million and $5.6 million for U.S. federal income tax purposes and $2.5 million and $5.6 million for state income tax purposes. The federal NOLs do not expire but are subject to an annual deduction limit of 80% of taxable income. The Company’s NOLs can be carried forward to offset current year profit for Delaware corporate income tax purposes, subject to certain limitations.

The Company recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Company’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

The Company had no unrecognized tax benefits as of June 30, 2024 and 2025. The Company currently files income tax returns in the U.S., as well as Delaware. All tax years are open for examination. The Company currently has no federal or state tax examinations in progress.